Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

TierPoint, LLC (the “Company”)
Guggenheim Securities, LLC (the “Structuring Agent”)
(together, the “Specified Parties”)

Re:	TierPoint Issuer, LLC and TierPoint Co-Issuer, LLC – Secured Data Center Revenue Term Notes, Series 2024-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “4.0-1 TierPoint ABS Datatape_12.31.2023 vAUP v2.xlsx” provided by the Structuring Agent on February 15, 2024, on behalf of the Company, containing information on 35,407 service orders (“Service Orders”) as of December 31, 2023 (the “Data File”), which we were informed are intended to be included as collateral in the offering of TierPoint Issuer, LLC and TierPoint Co-Issuer, LLC – Secured Data Center Revenue Term Notes, Series 2024-1. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “reporting threshold” means that dollar amounts were within $0.01, percentages were within 0.1%, Contract Start Date and Current Term End Date were within 30 days, Initial Term was within 60 days, Non- Renewal Notice Date was within the required number of days for notice listed in the non-renewal clause (“Non- Renewal Notice Period”) in the Service Orders Information (defined below), and Monthly Recurring Revenue (“MRR”) was within 10%.

•	The term “Statistical Calculation Date” means December 31, 2023.

•	The term “Top Tenants” means the top 25 tenants whose attribute “Top 25 Tenants” is equal to “Yes” in the Data File.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Regular Tenants” means tenants whose attribute “Top 25 Tenants” is equal to “No” in the Data File. Top Tenants and Regular Tenants together constitute the “Tenant Category Definitions.”

•
The term “Service Orders Information” means the following documents provided by the Structuring Agent, on behalf of the Company for the Selected Service Orders: (i) scanned agreements, (ii) scanned amended and/or restated agreements, (iii) scanned sales orders, and (iv) Company’s accounting system screenshots. We make no representation regarding the validity or accuracy of the Servicer Orders Information.

•
The term “Mapping Information” means an electronic data file entitled “4.0-2 2024.02.27 SKU F-Hierarchy.xlsx” provided by the Structuring Agent on February 27, 2024, on behalf of the Company, containing mapping information for Product Type (F1New & F2New) with respect to the Service Orders.

•
The term “Support Information Files” means the following electronic data files and email messages provided by the Structuring Agent, on behalf of the Company, containing information on attributes #2-#5 and #7-#13 listed in Exhibit B:

a)	“TierPoint 2024-1 Initial Exceptions 3.7.2024 – TierPoint Response to Initial Exceptions 3-11-2024.xlsx” provided on March 12, 2024,

b)	“TierPoint 2024-1 Exceptions 3.15.2024 – KPMG Responses and Additional Exceptions_Gugg Comments v3.xlsx” provided on March 18, 2024,

c)	Email message entitled “RE: [EXTERNAL] RE: TierPoint 2024-1 | Initial Exceptions.msg” provided on March 18, 2024,

d)	“TierPoint 2024-1 Exceptions 3.15.2024 – KPMG Responses and Additional Exceptions_Gugg Comments v 3 – TierPoint Response.xlsx” provided on March 27, 2024,

e)	“TierPoint 2024-1 Exceptions 3.28.2024 – KPMG Responses and Final Exceptions – TP Updated 4-1- 2024.xlsx” provided on April 3, 2024,

f)	“TierPoint 2024-1 Exceptions 3.28.2024 – KPMG Responses and Final Exceptions – TP Updated 4-3- 2024.xlsx” provided on April 4, 2024,

g)	“TierPoint 2024-1 Exceptions 4.4.2024 – KPMG Responses and Final Exceptions – TP 4-5-2024 Response and Clarification.xlsx” provided on April 5, 2024, and,

h)	Email message entitled “RE: [EXTERNAL] RE: TierPoint 2024-1 | Initial Exceptions.msg” provided on April 5, 2024.

•	The term “Source Documents” means the Service Orders Information, Mapping Information, and Support Information Files.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Exhibit B.

•	The term “Provided Information” means the Statistical Calculation Date, Tenant Category Definitions, Source Documents, and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 100 Service Orders from the Data File as follows:

(i)	Selected one (1) Service Order for each of the 25 Top Tenants from the Top Tenant’s Service Orders for a total of 25 Service Orders (the “Top Tenants Sample”), and

(ii)	Selected 75 Service Orders from the Regular Tenants’ Service Orders (the “Regular Tenants Sample”).

2

The Top Tenants Sample and Regular Tenants Sample together constitute the “Selected Service Orders.” For purposes of this procedure, the Company instructed us to exclude any Service Order for which the “ServiceAssetNumber” started with “G.” The Company did not inform us of the basis they used to determine the number of Services Orders we were instructed to randomly select from the Data File. A listing of the Selected Service Orders is attached as Exhibit A.

B.
For each Selected Service Order, we compared or recomputed the specified attributes in the Data File listed in the Exhibit B to or using the corresponding information included in the Source Documents, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

We found such information to be in agreement except as listed in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Service Orders, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Service Orders to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Service Orders being securitized, (iii) the compliance of the originator of the Service Orders with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Service Orders that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
April 18, 2024

3

Exhibit A

Selected Service Orders

Selected Service Order #	Service Asset Number	Top 25 Tenants	Selected Service Order #	Service Asset Number	Top 25 Tenants
1	SA1032965	Yes	51	SA1085215	No
2	SA1039004	Yes	52	SA108529	No
3	SA1039592	Yes	53	SA1086626	No
4	SA1040025	Yes	54	SA1087241	No
5	SA1045491-1	Yes	55	SA1088224	No
6	SA1045605	Yes	56	SA1090553	No
7	SA1048409	Yes	57	SA1091945	No
8	SA1049455	Yes	58	SA1092446	No
9	SA1065802	Yes	59	SA1092583	No
10	SA1066198	Yes	60	SA1093097	No
11	SA1068210	Yes	61	SA1093341	No
12	SA1069940	Yes	62	SA1093849	No
13	SA1072444-5	Yes	63	SA1094078	No
14	SA1073558	Yes	64	SA1094278	No
15	SA1077559	Yes	65	SA1094485	No
16	SA1087619-1	Yes	66	SA1094872	No
17	SA1087748	Yes	67	SA1095300	No
18	SA1091421	Yes	68	SA1096855	No
19	SA1092194	Yes	69	SA1097587	No
20	SA1093267	Yes	70	SA1097616	No
21	SA1101664	Yes	71	SA1098019	No
22	SA1105391	Yes	72	SA1098631	No
23	SA1105418	Yes	73	SA1099415	No
24	SA125414	Yes	74	SA1099756	No
25	SA134026-1	Yes	75	SA1099768	No
26	SA1029775	No	76	SA1099844	No
27	SA1031958	No	77	SA1100482	No
28	SA1049758	No	78	SA1100991	No
29	SA1050294	No	79	SA1101478	No
30	SA1055185	No	80	SA1101839	No
31	SA1055894	No	81	SA1102503	No
32	SA1058703	No	82	SA1102854	No
33	SA1060924	No	83	SA1104640	No
34	SA1062143	No	84	SA1104837	No
35	SA1062703	No	85	SA11197	No
36	SA1063370	No	86	SA12467	No
37	SA1064331	No	87	SA128029	No

A-1

Selected Service Order #	Service Asset Number	Top 25 Tenants	Selected Service Order #	Service Asset Number	Top 25 Tenants
38	SA1065164	No	88	SA128698	No
39	SA1065222	No	89	SA130240	No
40	SA1065818	No	90	SA131630	No
41	SA1066252	No	91	SA132826	No
42	SA1066313	No	92	SA132869	No
43	SA1067249	No	93	SA133882	No
44	SA1070120	No	94	SA1725	No
45	SA1075186	No	95	SA20453	No
46	SA1075375	No	96	SA25607	No
47	SA1076203	No	97	SA27401	No
48	SA1076421	No	98	SA38364	No
49	SA1083981	No	99	SA43404	No
50	SA1084649	No	100	SA453	No

A-2

Exhibit B

Source Documents and Instructions

#	Attribute Name	Attribute Name in the Data File	Source Documents / Instructions
1	Service Asset Numbers	ServiceAssetNumbers	N/A. Unique identifier for information purpose only.
2	Customer Name	CustomerName	Service Orders Information
3	Data Center	Data Center	Service Orders Information
4	Product Type F1New	F1New	Service Orders Information, Mapping Information
5	Product Type F2New	F2New	Service Orders Information, Mapping Information
6	Service Commencement Date	Commencement Date	Service Orders Information
7	Initial Term	Initial Term
Service Orders Information, Support Information Files For any Selected Service Order that is coterminous, as listed in the Service Orders Information, recompute as the difference in months between:
(a)  the Service Commencement Date listed on the latest coterminous Service Orders Information, and
(b)  the Current Term End Date.

8	Current Term End Date	Current Term End
Service Orders Information
If Current Term End Date was not listed in the Service Orders Information, recompute by adding the Initial Term to the contract start date listed in the Service Order Information.

9	Non-Renewal Notice Date	Non-Renewal Notice Date
Service Orders Information, Support Information Files
If Non-Renewal Notice Date was not listed in the Service Orders Information, recompute by subtracting Non- Renewal Notice Period from the Current Term End Date.

10	Asset Renewal Term 1 Months	Asset Renewal Term 1 Months	Service Orders Information
11	Annual Cost of Living Adjustment (“COLA”) Price Change Percent	Anucola Price Change Percent
Service Orders Information, Support Information Files For any Selected Service Order that had an Annual COLA Price Change Percent listed in the Data File, confirm that the value listed in the Data File is lower than or equal to the value listed in the Servicer Orders Information.
Record an exception if the Annual COLA Price Change Percent listed in the Data File is higher than such value listed in the Service Orders Information.

12	Renewal COLA Price Change Percent	Rnucola Price Change Percent
Service Orders Information, Support Information Files. For any Selected Service Order that had a Renewal COLA Price Change Percent listed in the Data File, confirm that the value listed in the Data File is lower than or equal to the value listed in the Servicer Orders Information.
Record an exception if the Renewal COLA Price Change Percent listed in the Data File is higher than that listed in the Service Orders Information.

B-1

#	Attribute Name	Attribute Name in the Data File	Source Documents / Instructions
13	MRR	MRR
If MRR was listed in the Service Orders Information as of a date other than the Statistical Calculation Date, recompute using the following methodology:
MRR = (MRR listed in Service Orders Information) * (1 + Escalator Percentage) ^ n, where n is equal to the time, in years, between the date on which the most recent escalation occurred as listed in the Service Orders Information and Statistical Calculation Date.
If the MRR in the Data File was a partial fulfillment as indicated by the Company in the Support Information Files, recompute by multiplying the quantity of services as indicated by the Company in the Support Information Files by the unit MRR listed in the Service Order Information.

B-2

Exhibit C

Exceptions

Selected Service Order #	Service Asset Number	Attribute Name	Per Data File	Per Source Documents/Instructions
2	SA1039004	Non-Renewal Notice Date	1/8/2024	11/7/2023
3	SA1039592	Initial Term	51 months	2 months
7	SA1048409	Current Term End Date	6/30/2025	6/30/2024
9	SA1065802	Initial Term	39 months	35 months
12	SA1069940	Non-Renewal Notice Date	7/20/2024	4/20/2024
13	SA1072444-5	Asset Renewal Term 1 Months	Blank	1 month
15	SA1077559	Non-Renewal Notice Date	6/25/2025	4/25/2025
16	SA1087619-1	Service Commencement Date	7/12/2022	10/3/2023
19	SA1092194	Asset Renewal Term 1 Months	Blank	1 month
19	SA1092194	Non-Renewal Notice Date	Blank	5/30/2028
22	SA1105391	Asset Renewal Term 1 Months	Blank	24 months
22	SA1105391	Non-Renewal Notice Date	Blank	5/29/2025
23	SA1105418	Asset Renewal Term 1 Months	Blank	24 months
25	SA134026-1	Product Type F2New	Space	Power
26	SA1029775	Service Commencement Date	5/1/2019	1/23/2019
30	SA1055185	Initial Term	Blank	9 months
35	SA1062703	Non-Renewal Notice Date	7/7/2024	12/31/2023
43	SA1067249	Renewal COLA Price Change Percent	0.05	0.035
52	SA108529	Initial Term	22 months	10 months
54	SA1087241	Initial Term	Blank	Information not provided
55	SA1088224	Asset Renewal Term 1 Months	Blank	12 months
69	SA1097587	Asset Renewal Term 1 Months	Blank	13 months
71	SA1098019	Asset Renewal Term 1 Months	Blank	12 months
71	SA1098019	Initial Term	1 month	36 months
83	SA1104640	Non-Renewal Notice Date	Blank	9/17/2026
84	SA1104837	Non-Renewal Notice Date	Blank	10/7/2024
92	SA132869	Asset Renewal Term 1 Months	12 months	24 months
95	SA20453	Annual COLA Price Change Percent	Blank	Information not provided

C-1

Selected Service Order #	Service Asset Number	Attribute Name	Per Data File	Per Source Documents/Instructions
95	SA20453	Asset Renewal Term 1 Months	Blank	Information not provided
95	SA20453	Current Term End Date	10/31/2024	Information not provided
95	SA20453	Customer Name	Interactive Training Media	Information not provided
95	SA20453	Data Center	DAL	Information not provided
95	SA20453	Initial Term	Blank	Information not provided
95	SA20453	MRR	$89	Information not provided
95	SA20453	Non-Renewal Notice Date	Blank	Information not provided
95	SA20453	Product Type F1New	Cloud	Information not provided
95	SA20453	Product Type F2New	Private Cloud	Information not provided
95	SA20453	Renewal COLA Price Change Percent	Blank	Information not provided
95	SA20453	Service Commencement Date	10/30/2007	Information not provided
97	SA27401	Asset Renewal Term 1 Months	Blank	12 months
97	SA27401	Initial Term	Blank	12 months
98	SA38364	Asset Renewal Term 1 Months	Blank	1 month
98	SA38364	Initial Term	Blank	Information not provided
98	SA38364	MRR	$300	$150
98	SA38364	Non-Renewal Notice Date	Blank	11/30/2023
98	SA38364	Service Commencement Date	11/30/2012	Information not provided

C-2